Invested assets and net new money (Detail 2) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Total invested assets at the beginning of the year	$ 4,596	$ 4,187
Net new money	68	159
Market movements	(595)	339
Foreign currency translation	(72)	(65)
Other effects	(40)	(24)
of which: acquisitions / (divestments)	(19)	(5)
Total invested assets at the end of the year	3,957	4,596
UBS AG
Entity [Table]
Total invested assets at the beginning of the year	4,596	4,187
Net new money	68	159
Market movements	(595)	339
Foreign currency translation	(72)	(65)
Other effects	(40)	(24)
of which: acquisitions / (divestments)	(19)	(5)
Total invested assets at the end of the year	$ 3,957	$ 4,596